Interest Expense - Schedule of Interest Expense Related to Financing Liabilities Recorded in Connection with the HLSS Transactions (Footnote) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2012	Mar. 31, 2012
Schedule of Interest Expense [Line Items]
Stated interest rate		3.25%
HLSS [Member]
Schedule of Interest Expense [Line Items]
Reimbursements on account of loss of servicing revenues	$ 2.0
Convertible Notes Payable [Member]
Schedule of Interest Expense [Line Items]
Stated interest rate	3.25%		3.25%
10.875% Capital Securities [Member]
Schedule of Interest Expense [Line Items]
Stated interest rate	10.875%